S000033427 [Member] Shareholder Fees	Mar. 31, 2025 USD ($)
GLOBAL TACTICAL ASSET ALLOCATION FUND | GLOBAL TACTICAL ASSET ALLOCATION FUND
Prospectus [Line Items]
Shareholder Fee, Other	$ 0